Investment Objectives and Goals - Loomis Sayles Core Plus Bond Fund	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Loomis Sayles Core Plus Bond Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Fund seeks high total investment return through a combination of current income and capital appreciation.